INCOME TAXES - Schedule of reconciliation between income taxes at local tax rates in different countries and total tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income/(Loss) before income tax expense	$ 624.5	$ 161.2	$ (104.6)
Effective tax rate	29.00%	51.00%	(100.00%)
Income tax expense	$ 184.1	$ 82.8	$ 104.2
Taxes at local rates applicable to earnings in countries concerned	160.6	51.8	53.0
Changes in recognition of deferred tax assets related to net operating losses	(51.1)	28.8	17.8
Withholding taxes	33.0	22.3	13.4
Deferred taxes on temporary differences which were not recognized	14.9	18.0	17.0
Changes in tax rates	15.4	0.2	0.2
Other US taxes (BEAT & GILTI)	0.0	(0.3)	0.1
Permanent differences	8.1	3.0	0.4
Change in unrecognized deferred taxes	0.0	(1.4)	0.0
Taxes for prior periods	10.3	(3.8)	(1.9)
Foreign tax credits	(6.0)	(9.6)	(6.1)
Changes in uncertain tax positions	(1.1)	(28.3)	10.3
Other	$ 0.0	$ 2.1	$ 0.0